Contractual obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contractual Obligations
Balance at the beginning of the year	$ 117,112	$ 132,160
Revenues recognition upon ore delivery	(43,662)	(30,498)
Remeasurement adjustment	21,084	10,121
Accretion for the year	6,424	5,329
Balance at the end of year	100,958	117,112
Current	31,686	37,432
Non-current	$ 69,272	$ 79,680